Dividend Distributions	12 Months Ended
Dec. 31, 2025
Dividend Distributions Abstract
Dividend Distributions [Text Block]

Note 19. Dividend Distributions

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with the U.S. GAAP differ from those reflected in the statutory financial statements of the PRC entities.

The PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to a statutory reserve funds until the balance of such reserve funds reach 50% of entity’s registered capital. In addition, the PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus reserve at its discretion. There is no discretionary surplus as of December 31, 2025 and 2024.

The statutory reserve funds and the discretionary surplus funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, the PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the PRC entities from transferring funds to the Company in the form of dividends, loans, and advances. As of December 31, 2025 and 2024, amounts restricted were the paid-in-capital, additional paid-in-capital and statutory reserve of the PRC entities, which amounted to $11,113,706 and $7,399,836, respectively.